Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets And Goodwill (Tables) [Abstract]
Schedule Of Finite Lived Intangible Assets Table Text Block
	2014		2013
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable Intangible Assets
Non-compete agreements	$338,443	$(257,234)	$325,335	$(240,412)
Technology	113,346	(51,225)	106,510	(44,584)
Licenses and distribution agreements	194,810	(111,754)	223,701	(112,697)
Customer Relationships	239,694	(12,059)	98,000	(650)
Self-developed software	122,944	(59,955)	105,087	(46,097)
Other	355,750	(252,619)	350,475	(264,031)
Construction in progress	32,653	-	39,570	-
	$1,397,640	$(744,846)	$1,248,678	$(708,471)

Estimated Amortization Expense
2015	$96,634
2016	$92,633
2017	$87,653
2018	$84,809
2019	$81,943

Schedule Of Indefinite Lived Intangible Assets Table Text Block
	2014	2013
	Carrying	Carrying
	Amount	Amount
Non-amortizable Intangible Assets
Tradename	$209,513	$210,630
Management contracts	7,104	7,039
	$216,617	$217,669

Total Intangible Assets	$869,411	$757,876

Finite Lived Intangible Assets Future Amortization Expense [Text Block]
Amortization Expense
2012	$87,441
2013	$93,100
2014	$98,483

Schedule Of Goodwill Text Block
	North		Segment
	America	International	Total	Corporate	Total
Balance as of December 31, 2012	$9,487,013	$1,521,359	$11,008,372	$413,517	$11,421,889
Goodwill acquired, net of divestitures	158,582	99,634	258,216	-	258,216
Reclassifications	-	(3,807)	(3,807)	4,226	419
Foreign Currency Translation Adjustment	52	(23,029)	(22,977)	640	(22,337)
Balance as of December 31, 2013	$9,645,647	$1,594,157	$11,239,804	$418,383	$11,658,187

Goodwill acquired, net of divestitures	1,535,840	174,967	1,710,807	-	1,710,807
Reclassifications	-	-	-	-	-
Foreign Currency Translation Adjustment	(533)	(284,068)	(284,601)	(2,213)	(286,814)
Balance as of December 31, 2014	$11,180,954	$1,485,056	$12,666,010	$416,170	$13,082,180